UNAUDITED CONDENSED STATEMENTS OF OPERATIONS - USD ($)	1 Months Ended	3 Months Ended
	Dec. 31, 2020	Mar. 31, 2021
General and administrative expenses	$ (6,344)	$ (217,417)
Franchise tax expenses	(175)	(48,269)
Loss from operations		(265,686)
Income from investments held in Trust Account		12,880
Net loss	$ (6,519)	$ (252,806)
Class A Common Stock Subject to Redemption
Weighted average shares outstanding, basic and diluted		34,500,000
Basic and diluted net income (loss) per common share		$ 0.00
Class A Common Stock Not Subject to Redemption
Weighted average shares outstanding, basic and diluted		8,731,083
Basic and diluted net income (loss) per common share		$ (0.03)